Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	44,285,108	44,285,108
Common Stock, Shares Outstanding	40,517,676	42,889,773
Preferred Shares Authorized	5,000,000	5,000,000
Preferred Shares Outstanding	0	0
Preferred Shares Par Value (in Dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares	3,767,432	1,395,335
Treasury stock, par value (in Dollars per share)	$ 0.01	$ 0.01